UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23402

Name of Fund:	BlackRock ETF Trust
BlackRock Future Health ETF
BlackRock Future Innovators ETF
BlackRock Future Tech ETF
BlackRock U.S. Equity Factor Rotation ETF

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2021

Date of reporting period: 01/31/2021

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock ETF Trust

•	BlackRock Future Health ETF | BMED | NYSE ARCA
•	BlackRock Future Innovators ETF | BFTR | NYSE ARCA
•	BlackRock Future Tech ETF | BTEK | NYSE ARCA
•	BlackRock U.S. Equity Factor Rotation ETF | DYNF | NYSE ARCA

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	14.47%	17.25%
U.S. small cap equities (Russell 2000® Index)	40.89	30.17
International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94
Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2021	BlackRock Future Health ETF

Investment Objective

The BlackRock Future Health ETF (the “Fund”) seeks to maximize total return.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	18.03%
Fund Market	18.38
MSCI ACWI Index	14.66

The inception date of the Fund was 9/29/20. The first day of secondary market trading was 10/1/20.

MSCI All Country World Index comprises large and mid-capitalization developed and emerging market equities.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (09/29/20)	(a)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,180.30	$3.15		$1,000.00	$1,020.90	$4.33		0.85%

(a)	The beginning of the period (commencement of operations) is September 29, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (124 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Biotechnology	37.3%
Health Care Equipment & Supplies	26.7
Life Sciences Tools & Services	12.3
Health Care Providers & Services	10.7
Pharmaceuticals	7.7
Health Care Technology	3.0
Diversified Financial Services	1.4
Other (each representing less than 1%)	0.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Genmab A/S	2.9%
Seagen Inc.	2.8
Amedisys Inc.	2.2
Wuxi Biologics Cayman Inc.	2.1
WuXi AppTec Co. Ltd., Class H	2.0
Hansoh Pharmaceutical Group Co. Ltd.	1.9
Alcon Inc.	1.9
Intuitive Surgical Inc.	1.9
PPD Inc.	1.8
Teleflex Inc.	1.8

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Fund Summary as of January 31, 2021	BlackRock Future Innovators ETF

Investment Objective

The BlackRock Future Innovators ETF (the “Fund”) seeks long-term capital appreciation.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	39.40%
Fund Market	39.94
Russell 2500™ Growth Index	29.74

The inception date of the Fund was 9/29/20. The first day of secondary market trading was 10/1/20.

The Russell 2500™ Growth Index measures the performance of the small to mid-cap growth segment of the US equity universe. It includes those Russell 2500™ companies with higher growth earning potential as defined by FTSE Russell’s leading style methodology.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (09/29/20)	(a)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,394.00	$3.25		$1,000.00	$1,021.20	$4.08		0.80%

(a)	The beginning of the period (commencement of operations) is September 29, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (124 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2021 (continued)	BlackRock Future Innovators ETF

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	17.0%
Health Care Technology	9.2
Semiconductors & Semiconductor Equipment	9.1
Life Sciences Tools & Services	8.9
Hotels, Restaurants & Leisure	6.3
Aerospace & Defense	5.6
Health Care Equipment & Supplies	4.7
Biotechnology	4.5
Specialty Retail	4.2
Food Products	3.3
Health Care Providers & Services	3.2
Diversified Consumer Services	2.7
IT Services	2.7
Equity Real Estate Investment Trusts (REITs)	2.5
Electronic Equipment, Instruments & Components	2.4
Auto Components	2.2
Building Products	1.8
Machinery	1.7
Entertainment	1.6
Chemicals	1.6
Road & Rail	1.2
Food & Staples Retailing	1.1
Beverages	1.1
Diversified Telecommunication Services	1.0
Electrical Equipment	0.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Axon Enterprise Inc.	3.4%
Phreesia Inc.	3.3
Vroom Inc.	2.8
10X Genomics Inc., Class A	2.7
Entegris Inc.	2.6
Five9 Inc.	2.6
Freshpet Inc.	2.5
Monolithic Power Systems Inc.	2.5
Penn National Gaming Inc.	2.4
Bill.Com Holdings Inc.	2.3

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Fund Summary as of January 31, 2021	BlackRock Future Tech ETF

Investment Objective

The BlackRock Future Tech ETF (the “Fund”) seeks to maximize total return.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	43.80%
Fund Market	43.96
MSCI ACWI Index	14.66

The inception date of the Fund was 9/29/20. The first day of secondary market trading was 10/1/20.

MSCI All Country World Index comprises large and mid-capitalization developed and emerging market equities.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (09/29/20)	(a)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,438.00	$3.64		$1,000.00	$1,020.80	$4.48		0.88%

(a)	The beginning of the period (commencement of operations) is September 29, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (124 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Semiconductors & Semiconductor Equipment	23.7%
Software	23.6
IT Services	15.9
Internet & Direct Marketing Retail	8.1
Entertainment	7.4
Electronic Equipment, Instruments & Components	4.3
Interactive Media & Services	4.3
Automobiles	3.3
Health Care Technology	1.9
Diversified Consumer Services	1.3
Multiline Retail	1.0
Diversified Financial Services	1.0
Other (each representing less than 1%)	4.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Tesla Inc.	2.2%
Enphase Energy Inc.	1.9
Samsung SDI Co. Ltd.	1.8
Farfetch Ltd., Class A	1.7
Lightspeed POS Inc.	1.6
Bilibili Inc.	1.6
Alchip Technologies Ltd.	1.6
Square Inc., Class A	1.5
Locaweb Servicos de Internet SA	1.5
Roku Inc.	1.5

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2021	BlackRock U.S. Equity Factor Rotation ETF

Investment Objective

The BlackRock U.S. Equity Factor Rotation ETF (the “Fund”) seeks to outperform the investment results of the large- and mid-capitalization U.S. equity markets by providing diversified and tactical exposure to style factors via a factor rotation model. The Fund is an actively managed exchange-traded fund and does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	16.99%	13.80%	15.23%	13.80%	30.44%
Fund Market	17.12	13.68	15.23	13.68	30.43
MSCI USA Index	16.02	20.01	19.81	20.01	40.06

The inception date of the Fund was 3/19/19. The first day of secondary market trading was 3/21/19.

The MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. The index covers approximately 85% of the free float-adjusted market capitalization in the US.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,169.90	$1.09		$1,000.00	$1,024.20	$1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Management Commentary

The Fund advanced for the reporting period, driven primarily by the information technology and consumer discretionary sectors. The information technology sector benefited from increasing reliance on digitization and cloud computing, which was accelerated by the coronavirus pandemic. Semiconductors manufacturers contributed the most to the sector’s gains. Demand for chips used in data centers, personal computers and gaming consoles remained strong as consumers continued to rely on remote computing for work and school during the coronavirus pandemic. Demand outweighed supply, which supported price increases for some industry manufacturers. Similarly, software and technology hardware and equipment makers were notable contributors amid robust sales of cloud services, personal computing equipment and 5G handsets, as well as revenue growth from streaming services and apps.

Automobile manufacturers drove gains in the consumer discretionary sector, contributing to the Fund’s return. The industry advanced amid enthusiasm about expanded model offerings and strong sales of electric and driverless cars. Retailers also contributed meaningfully, bolstered by demand growth in online ordering and contactless pick-up. Financials stocks also enhanced the Fund’s performance, most notably capital markets stocks, which benefited from higher stock trading volume, particularly among retail investors. Media and entertainment companies drove the communication services sector’s advance amid robust online ad sales and growing demand for streaming services.

In terms of relative performance, the Fund outperformed the broader market, as represented by the MSCI USA Index. The Fund’s actively managed factor rotation strategy seeks diversified exposure to five style factors: value, low size, momentum, quality and minimum volatility. The Fund seeks to outperform the broader market through exposure to these historically rewarded factors, as well as actively emphasizing exposure to the factors that BlackRock Fund Advisors believes will perform best based on forward-looking insights.

The five factors benefited relative performance, as value, low size and momentum factors outperformed the MSCI USA Index, while the minimum volatility and quality factors trailed the broader market. The environment for factors with high sensitivity to economic growth, such as value and low size, improved as subsiding political uncertainty following the U.S. presidential election and vaccine rollouts heightened expectations for an economic recovery. The Fund’s factor tilting also contributed to relative performance, driven primarily by limited exposure to the minimum volatility factor and increasing exposure to the low size and value factors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

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Fund Summary as of January 31, 2021 (continued)	BlackRock U.S. Equity Factor Rotation ETF

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	28.6%
Health Care	14.2
Consumer Discretionary	13.1
Communication Services	9.4
Industrials	9.0
Financials	8.8
Consumer Staples	5.4
Utilities	3.6
Materials	3.1
Real Estate	3.0
Energy	1.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	2.2%
Apple Inc.	2.0
Intel Corp.	1.9
Tesla Inc.	1.8
AT&T Inc.	1.5
Amazon.com Inc.	1.2
Adobe Inc.	1.1
NVIDIA Corp.	1.1
Nike Inc., Class B	1.0
Target Corp.	1.0

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at blackrock.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) January 31, 2021	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 36.6%
Acceleron Pharma Inc.(a)	738	$85,261
Agios Pharmaceuticals Inc.(a)	1,038	48,755
Akeso Inc.(a)(b)	6,000	41,863
Akouos Inc.(a)	655	10,428
Alexion Pharmaceuticals Inc.(a)	396	60,719
Allakos Inc.(a)	524	69,865
Alnylam Pharmaceuticals Inc.(a)	648	97,511
ALX Oncology Holdings Inc.(a)	672	53,256
Amicus Therapeutics Inc.(a)	353	6,675
Annexon Inc.(a)	432	9,504
Apellis Pharmaceuticals Inc.(a)(c)	402	17,797
Applied Molecular Transport Inc.(a)	390	13,669
Arcutis Biotherapeutics Inc.(a)	366	9,988
Arena Pharmaceuticals Inc.(a)	275	20,416
Argenx SE, ADR(a)	282	82,632
Arrowhead Pharmaceuticals Inc.(a)	198	15,280
Avidity Biosciences Inc.(a)	864	19,768
Beam Therapeutics Inc.(a)	396	38,186
BioAtla Inc.(a)	305	13,411
Biohaven Pharmaceutical Holding Co. Ltd.(a)	113	9,630
BioMarin Pharmaceutical Inc.(a)	474	39,238
Blueprint Medicines Corp.(a)	180	17,415
Bridgebio Pharma Inc.(a)	521	29,572
C4 Therapeutics Inc.(a)	797	28,788
CareDx Inc.(a)	534	40,814
ChemoCentryx Inc.(a)	178	10,148
Cytokinetics Inc.(a)	604	11,881
Deciphera Pharmaceuticals Inc.(a)	192	8,486
Dicerna Pharmaceuticals Inc.(a)	942	21,167
Fate Therapeutics Inc.(a)	264	23,926
FibroGen Inc.(a)	378	18,212
Forma Therapeutics Holdings Inc.(a)	1,272	49,137
Galecto Inc.(a)	1,297	16,070
Genetron Holdings Ltd.(a)	2,280	52,554
Genmab A/S(a)	510	204,100
Genmab A/S, ADR(a)	1,620	64,282
Global Blood Therapeutics Inc.(a)	417	20,900
Gracell Biotechnologies Inc.(a)	1,810	37,503
Immunovant Inc.(a)	600	23,418
Intellia Therapeutics Inc.(a)	342	21,416
Iovance Biotherapeutics Inc.(a)	1,008	44,191
Kadmon Holdings Inc.(a)	5,269	25,291
Karyopharm Therapeutics Inc.(a)	954	14,529
Keros Therapeutics Inc.(a)	498	28,411
Kinnate Biopharma Inc.(a)	633	20,762
Kodiak Sciences Inc.(a)	420	53,050
Krystal Biotech Inc.(a)	384	26,765
Kymera Therapeutics Inc.(a)	636	39,400
Mersana Therapeutics Inc.(a)(c)	3,666	69,874
Mirati Therapeutics Inc.(a)	213	43,735
Nkarta Inc.(a)	990	39,263
Olema Pharmaceuticals Inc.(a)	857	36,380
ORIC Pharmaceuticals Inc.(a)	462	13,546
PMV Pharmaceuticals Inc.(a)	1,134	38,715
Praxis Precision Medicines Inc.(a)	1,002	50,992
Prothena Corp. PLC(a)	852	9,551
PTC Therapeutics Inc.(a)	510	29,488
Rapt Therapeutics Inc.(a)	444	8,844

Security	Shares	Value

Biotechnology (continued)
Sage Therapeutics Inc.(a)	138	$11,130
Sarepta Therapeutics Inc.(a)	168	15,019
Seagen Inc.(a)	1,170	192,196
Seres Therapeutics Inc.(a)	742	17,622
Sigilon Therapeutics Inc.(a)	757	23,172
Stoke Therapeutics Inc.(a)	452	27,608
Taysha Gene Therapies Inc.(a)	420	10,920
TCR2 Therapeutics Inc.(a)	534	13,740
Travere Therapeutics Inc.(a)	924	23,331
Twist Bioscience Corp.(a)	347	57,095
United Therapeutics Corp.(a)	138	22,607
Vir Biotechnology Inc.(a)	312	20,136
Zai Lab Ltd., ADR(a)	456	72,992
Zentalis Pharmaceuticals Inc.(a)	534	20,490
Zymeworks Inc.(a)	594	20,089

		2,604,575

Diversified Financial Services — 1.3%
Eucrates Biomedical Acquisition Corp.(a)	1,857	19,127
Health Assurance Acquisition Corp.(a)	2,816	34,243
Helix Acquisition Corp.(a)	445	4,788
Lifesci Acquisition II Corp.(a)	1,515	16,316
MedTech Acquisition Corp./NY(a)	1,908	20,225

		94,699

Electronic Equipment, Instruments & Components — 0.5%
908 Devices Inc.(a)	603	33,231

Health Care Equipment & Supplies — 26.2%
ABIOMED Inc.(a)(c)	192	66,864
Alcon Inc.(a)(c)	1,830	131,229
Cardiovascular Systems Inc.(a)	396	17,816
ConvaTec Group PLC(b)	10,962	30,136
Demant A/S(a)	1,644	59,294
DENTSPLY SIRONA Inc.	1,241	66,381
Eargo Inc.(a)	400	21,032
Edwards Lifesciences Corp.(a)	660	54,503
Envista Holdings Corp.(a)	918	32,626
GN Store Nord A/S	1,482	113,777
Haemonetics Corp.(a)	648	74,060
Hill-Rom Holdings Inc.	342	32,846
Insulet Corp.(a)	336	89,772
Intuitive Surgical Inc.(a)	174	130,089
Masimo Corp.(a)	396	101,344
Nevro Corp.(a)	588	95,133
NuVasive Inc.(a)	324	17,412
Penumbra Inc.(a)	264	68,928
Pulmonx Corp.(a)	229	12,989
ResMed Inc.	414	83,450
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	34,804
SI-BONE Inc.(a)	326	9,545
Silk Road Medical Inc.(a)	708	38,607
SmileDirectClub Inc.(a)	2,783	36,958
Sonova Holding AG, Registered(a)	169	40,920
STERIS PLC	324	60,624
Straumann Holding AG, Registered	78	86,768
Tandem Diabetes Care Inc.(a)	316	29,277
Teleflex Inc.	336	126,884
Zimmer Biomet Holdings Inc.	641	98,502

		1,862,570

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 10.4%
Addus HomeCare Corp.(a)	102	$11,480
Amedisys Inc.(a)	540	155,147
Amplifon SpA(a)	1,518	60,361
Centene Corp.(a)	899	54,210
Chemed Corp.	60	31,074
Cigna Corp.	311	67,503
Encompass Health Corp.	972	78,149
Humana Inc.	192	73,557
Jinxin Fertility Group Ltd.(b)	48,000	96,943
LHC Group Inc.(a)	582	115,946

		744,370

Health Care Technology — 3.0%
American Well Corp., Class A(a)	1,566	55,452
Certara Inc.(a)	1,073	36,933
Teladoc Health Inc.(a)	458	120,834

		213,219

Insurance — 0.4%
Selectquote Inc.(a)	1,308	27,625

Life Sciences Tools & Services — 12.1%
10X Genomics Inc., Class A(a)	114	19,511
Avantor Inc.(a)	1,800	53,082
Berkeley Lights Inc.(a)	798	57,456
Charles River Laboratories International Inc.(a)	216	55,955
Gerresheimer AG	366	39,018
Illumina Inc.(a)	84	35,821
IQVIA Holdings Inc.(a)	342	60,808
Lonza Group AG, Registered	84	53,822
PPD Inc.(a)	3,996	128,511
Sotera Health Co.(a)(c)	2,597	67,756
WuXi AppTec Co. Ltd., Class H(b)	6,000	143,155
Wuxi Biologics Cayman Inc.(a)(b)	10,500	147,739

		862,634

Pharmaceuticals — 7.5%
Astellas Pharma Inc.	2,400	38,798
Chugai Pharmaceutical Co. Ltd	700	36,586
Daiichi Sankyo Co. Ltd	1,000	32,141
Eisai Co. Ltd.	500	36,501
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	24,000	131,238
Horizon Therapeutics PLC(a)	489	35,443
Merck KGaA	468	78,293

Security	Shares	Value

Pharmaceuticals (continued)
Nektar Therapeutics(a)	834	$16,430
Relmada Therapeutics Inc.(a)	618	20,196
Royalty Pharma PLC, Class A	336	15,795
UCB SA	918	95,379

		536,800

Total Common Stocks — 98.0% (Cost: $5,912,993)		6,979,723

Warrants

Diversified Financial Services — 0.0%
Eucrates Biomedical Acquisition Corp., (Expires 12/14/25)(a)	619	811

Total Warrants — 0.0% (Cost: $871)		811

Short-Term Investments

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	334,405	334,606
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	130,000	130,000

		464,606

Total Short-Term Investments — 6.5% (Cost: $464,606)		464,606

Total Investments in Securities — 104.5% (Cost: $6,378,470)		7,445,140

Other Assets, Less Liabilities — (4.5)%		(323,812)

Net Assets — 100.0%		$7,121,328

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Future Health ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/29/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$334,606	(b)	$—	$—	$—	$334,606	334,405	$50	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		130,000	(b)	—	—	—	130,000	130,000	31		—

						$—	$—	$464,606		$81		$—

(a)	The Fund commenced operations on September 29, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,979,723	$—	$—	$6,979,723
Warrants	811	—	—	811
Money Market Funds	464,606	—	—	464,606

	$7,445,140	$—	$—	$7,445,140

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) January 31, 2021	BlackRock Future Innovators ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 5.6%
Axon Enterprise Inc.(a)	2,305	$378,389
HEICO Corp.	1,035	121,861
Mercury Systems Inc.(a)	1,789	127,126

		627,376

Auto Components — 2.2%
Fox Factory Holding Corp.(a)	2,033	243,228

Beverages — 1.1%
Celsius Holdings Inc.(a)	2,239	119,563

Biotechnology — 4.4%
Halozyme Therapeutics Inc.(a)	4,393	209,063
Invitae Corp.(a)	3,044	150,739
Twist Bioscience Corp.(a)	858	141,175

		500,977

Building Products — 1.8%
AZEK Co. Inc. (The)(a)	5,021	200,288

Chemicals — 1.6%
Amyris Inc.(a)	18,705	175,827

Diversified Consumer Services — 2.7%
Bright Horizons Family Solutions Inc.(a)	713	108,354
Chegg Inc.(a)	2,057	195,950

		304,304

Diversified Telecommunication Services — 1.0%
Vonage Holdings Corp.(a)	9,384	117,112

Electrical Equipment — 0.4%
Shoals Technologies Group Inc., Class A(a)	1,391	47,197

Electronic Equipment, Instruments & Components — 2.4%
908 Devices Inc.(a)	3,175	174,974
Halma PLC	2,714	92,016

		266,990

Entertainment — 1.6%
Kahoot! AS(a)	13,879	176,876

Equity Real Estate Investment Trusts (REITs) — 2.5%
Innovative Industrial Properties Inc.	727	136,036
Rexford Industrial Realty Inc.	2,967	145,205

		281,241

Food & Staples Retailing — 1.1%
Naked Wines PLC(a)	12,342	121,517

Food Products — 3.3%
Freshpet Inc.(a)	2,007	279,595
Vital Farms Inc.(a)	3,643	90,092

		369,687

Health Care Equipment & Supplies — 4.6%
Inmode Ltd.(a)	3,243	190,883
Masimo Corp.(a)	874	223,674
Outset Medical Inc.(a)	2,116	109,672

		524,229

Health Care Providers & Services — 3.2%
Guardant Health Inc.(a)	1,587	246,778
Hims & Hers Health Inc.(a)	6,042	114,738

		361,516

Security	Shares	Value

Health Care Technology — 9.1%
American Well Corp., Class A(a)	4,327	$153,219
Certara Inc.(a)	3,096	106,564
Health Catalyst Inc.(a)	4,007	199,068
Phreesia Inc.(a)	5,615	366,603
Schrodinger Inc.(a)	2,247	202,972

		1,028,426

Hotels, Restaurants & Leisure — 6.3%
Kambi Group PLC(a)	2,363	132,750
Penn National Gaming Inc.(a)	2,604	270,087
Planet Fitness Inc., Class A(a)	1,863	134,136
Wingstop Inc.	1,154	173,158

		710,131

IT Services — 2.6%
Globant SA(a)	947	181,824
Wix.com Ltd.(a)	473	116,855

		298,679

Life Sciences Tools & Services — 8.8%
10X Genomics Inc., Class A(a)	1,748	299,170
Adaptive Biotechnologies Corp.(a)	1,781	98,792
Bio-Techne Corp.	736	239,134
Repligen Corp.(a)	828	165,600
Seer Inc.(a)	3,111	194,126

		996,822

Machinery — 1.7%
Chart Industries Inc.(a)	1,615	193,978

Road & Rail — 1.2%
Saia Inc.(a)	787	139,102

Semiconductors & Semiconductor Equipment — 9.0%
Brooks Automation Inc	2,671	202,355
Cree Inc.(a)	1,051	106,235
Entegris Inc.	2,967	291,923
Lattice Semiconductor Corp.(a)	3,473	139,302
Monolithic Power Systems Inc.	782	277,837

		1,017,652

Software — 16.9%
8x8 Inc.(a)	6,371	224,578
Avalara Inc.(a)	1,633	244,950
Bill.Com Holdings Inc.(a)	2,124	258,873
Blackline Inc.(a)	1,127	146,082
Everbridge Inc.(a)	331	44,000
Five9 Inc.(a)	1,751	291,104
Lightspeed POS Inc.(a)	2,634	170,999
nCino Inc.(a)	1,983	142,181
Paylocity Holding Corp.(a)	1,083	203,019
Q2 Holdings Inc.(a)	1,403	179,570

		1,905,356

Specialty Retail — 4.2%
Leslie’s Inc.(a)	5,693	162,820
Vroom Inc.(a)	8,471	311,987

		474,807

Total Common Stocks — 99.3% (Cost: $9,429,278)		11,202,881

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Future Innovators ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	10,000	$10,000

Total Short-Term Investments — 0.1% (Cost: $10,000)		10,000

Total Investments in Securities — 99.4% (Cost: $9,439,278)		11,212,881

Other Assets, Less Liabilities — 0.6%		66,187

Net Assets — 100.0%		$11,279,068

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/29/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	$—		$0	(c)	$—	$—	$—	$—	—	$135	(d)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		10,000	(c)	—	—	—	10,000	10,000	3		—

						$—	—	$10,000		$138		$—

(a)	The Fund commenced operations on September 29, 2020.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,202,881	$—	$—	$11,202,881
Money Market Funds	10,000	—	—	10,000

	$11,212,881	$—	$—	$11,212,881

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) January 31, 2021	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 3.2%
Tesla Inc.(a)	313	$248,375
XPeng Inc., ADR(a)(b)	2,642	127,291

		375,666

Diversified Consumer Services — 1.3%
Chegg Inc.(a)	1,529	145,652

Diversified Financial Services — 1.0%
Dragoneer Growth Opportunities Corp.(a)	1,962	26,428
Novus Capital Corp.(a)(b)	3,389	84,556

		110,984

Diversified Telecommunication Services — 0.7%
Bandwidth Inc., Class A(a)(b)	448	79,807

Electrical Equipment — 0.3%
Shoals Technologies Group Inc., Class A(a)	1,173	39,800

Electronic Equipment, Instruments & Components — 4.3%
Cognex Corp.	867	71,207
Dolby Laboratories Inc., Class A	749	65,934
II-VI Inc.(a)	1,872	157,379
Samsung SDI Co. Ltd.	304	199,478

		493,998

Entertainment — 7.2%
Bilibili Inc., ADR(a)	1,588	180,857
Kahoot! AS(a)	7,600	96,856
NCSoft Corp.	93	79,232
Roku Inc.(a)	426	165,727
Take-Two Interactive Software Inc.(a)	409	81,984
Tencent Music Entertainment Group, ADR(a)	3,444	91,611
Ubisoft Entertainment SA(a)	634	63,468
Zynga Inc., Class A(a)	8,243	81,688

		841,423

Health Care Technology — 1.8%
Certara Inc.(a)	1,008	34,695
GoodRx Holdings Inc., Class A(a)(b)	1,411	65,781
Teladoc Health Inc.(a)	421	111,073

		211,549

Interactive Media & Services — 4.2%
Kakao Corp.(a)	396	156,120
Snap Inc., Class A, NVS(a)	2,997	158,661
Yandex NV, Class A(a)	1,050	65,772
ZoomInfo Technologies Inc., Class A(a)	2,189	105,094

		485,647

Internet & Direct Marketing Retail — 7.9%
ContextLogic Inc.(a)	3,432	103,200
Delivery Hero SE(a)(c)	836	127,465
Farfetch Ltd., Class A(a)(b)	3,153	193,090
MercadoLibre Inc.(a)(b)	91	161,935
Ocado Group PLC(a)	1,905	72,645
Ozon Holdings PLC(a)	2,867	138,591
Shop Apotheke Europe NV(a)(c)	513	120,037

		916,963

IT Services — 15.6%
Adyen NV(a)(c)	42	87,739
Affirm Holdings Inc.(a)	473	47,106
BASE Inc.(a)	800	81,991
Endava PLC, ADR(a)	1,189	94,002
GDS Holdings Ltd., ADR(a)	963	99,728

Security	Shares	Value

IT Services (continued)
GMO Payment Gateway Inc.	800	$114,313
Hennge KK(a)	400	31,558
Kingsoft Cloud Holdings Ltd., ADR(a)	2,476	124,469
Locaweb Servicos de Internet SA(c)	9,069	169,794
MongoDB Inc.(a)(b)	338	124,928
Okta Inc.(a)	362	93,762
Pagseguro Digital Ltd., Class A(a)	2,304	112,781
Shift4 Payments Inc., Class A(a)	1,802	117,148
Square Inc., Class A(a)	792	171,040
StoneCo Ltd., Class A(a)	1,752	125,969
Twilio Inc., Class A(a)	426	153,117
Wix.com Ltd.(a)	256	63,245

		1,812,690

Life Sciences Tools & Services — 0.4%
AbCellera Biologics Inc.(a)	788	41,630

Multiline Retail — 1.0%
Magazine Luiza SA	24,101	111,549

Professional Services — 0.6%
CoStar Group Inc.(a)	73	65,679

Road & Rail — 0.6%
Lyft Inc., Class A(a)	1,576	70,069

Semiconductors & Semiconductor Equipment — 23.2%
ACM Research Inc., Class A(a)	875	78,750
Alchip Technologies Ltd.	6,000	176,770
Ambarella Inc.(a)	584	55,106
Andes Technology Corp.	3,000	42,425
ASM International NV	313	80,312
ASMedia Technology Inc.	1,000	68,030
BE Semiconductor Industries NV	1,394	95,958
Canadian Solar Inc.(a)	856	46,866
Cree Inc.(a)	1,372	138,682
Enphase Energy Inc.(a)	1,213	221,190
Entegris Inc.	1,269	124,857
Inphi Corp.(a)	772	130,167
KLA Corp.	240	67,217
Lasertec Corp.	800	107,359
Lattice Semiconductor Corp.(a)	2,944	118,084
MACOM Technology Solutions Holdings Inc.(a)	1,426	81,082
Marvell Technology Group Ltd.	2,074	106,728
MKS Instruments Inc.	572	90,416
Monolithic Power Systems Inc.	345	122,575
ON Semiconductor Corp.(a)	2,684	92,571
Qorvo Inc.(a)	706	120,641
Silergy Corp.	1,000	93,384
SOITEC(a)	644	129,878
STMicroelectronics NV	3,149	127,282
Ultra Clean Holdings Inc.(a)	2,797	107,964
Will Semiconductor Co. Ltd. Shanghai, Class A	1,700	76,420

		2,700,714

Software — 23.1%
Agora Inc., ADR(a)	1,003	56,659
Altium Ltd.	3,341	78,798
Atlassian Corp. PLC, Class A(a)	472	109,093
Avalara Inc.(a)	609	91,350
Cloudflare Inc., Class A(a)	1,072	82,180
Coupa Software Inc.(a)	265	82,116
Crowdstrike Holdings Inc., Class A(a)	634	136,817

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Duck Creek Technologies Inc.(a)	723	$34,950
Elastic NV(a)	739	112,298
Exasol AG(a)	1,237	34,565
Five9 Inc.(a)	712	118,370
Freee KK(a)	1,400	119,012
Glodon Co. Ltd., Class A	4,871	62,762
JFrog Ltd.(a)	365	22,802
Kingdee International Software Group Co. Ltd.	27,000	108,991
Lightspeed POS Inc.(a)	2,785	181,234
Ming Yuan Cloud Group Holdings Ltd.(a)	21,000	132,708
Plaid Inc.(a)	3,600	118,286
Rakus Co. Ltd	5,000	90,740
RingCentral Inc., Class A(a)	330	123,064
Synopsys Inc.(a)	440	112,398
Trade Desk Inc. (The), Class A(a)	120	91,919
Unity Software Inc.(a)(b)	883	132,291
Weimob Inc.(a)(c)	47,000	135,475
Xero Ltd.(a)	1,051	104,741
Zendesk Inc.(a)	688	99,237
Zscaler Inc.(a)	560	111,832

		2,684,688

Specialty Retail — 0.6%
Vroom Inc.(a)	2,040	75,133

Technology Hardware, Storage & Peripherals — 0.9%
Corsair Gaming Inc.(a)(b)	2,716	102,610

Total Common Stocks — 97.9% (Cost: $8,789,633)		11,366,251

Warrants

IT Services — 0.0%
Dragoneer Growth Opportunities Corp., (Expires 08/14/25)(a)	392	1,447

Total Warrants — 0.0% (Cost: $1,153)		1,447

Security	Shares	Value

Short-Term Investments

Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	835,144	$835,645
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	400,000	400,000

		1,235,645

Total Short-Term Investments — 10.6% (Cost: $1,235,645)		1,235,645

Total Investments in Securities — 108.5% (Cost: $10,026,431)		12,603,343

Other Assets, Less Liabilities — (8.5)%		(984,060)

Net Assets — 100.0%		$11,619,283

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/29/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$835,645	(b)	$—	$—	$—	$835,645	835,144	$884	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		400,000	(b)	—	—	—	400,000	400,000	8		—

						$—	$—	$1,235,645		$892		$—

(a)	The Fund commenced operations on September 29, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Future Tech ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,233,543	$132,708	$—	$11,366,251
Warrants	1,447	—	—	1,447
Money Market Funds	1,235,645	—	—	1,235,645

	$12,470,635	$132,708	$—	$12,603,343

See notes to financial statements.

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 9.4%
Activision Blizzard Inc.	2,782	$253,162
Alphabet Inc., Class A(a)	336	613,993
Alphabet Inc., Class C, NVS(a)	340	624,152
Altice USA Inc., Class A(a)	1,039	36,957
AT&T Inc.	37,477	1,072,966
Cable One Inc.	16	32,000
Charter Communications Inc., Class A(a)(b)	289	175,585
Comcast Corp., Class A	4,618	228,914
Discovery Inc., Class A(a)(b)	1,580	65,444
Discovery Inc., Class C, NVS(a)	2,630	92,129
DISH Network Corp., Class A(a)	1,899	55,109
Electronic Arts Inc.	1,053	150,790
Facebook Inc., Class A(a)	1,461	377,420
Fox Corp., Class A, NVS	1,935	60,333
Fox Corp., Class B(a)	1,018	30,428
IAC/InterActiveCorp.(a)	437	91,748
Interpublic Group of Companies Inc. (The)	2,831	68,142
Liberty Broadband Corp., Class C, NVS(a)	489	71,418
Liberty Global PLC, Class A(a)	874	21,098
Liberty Global PLC, Class C, NVS(a)	1,747	42,208
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	872	35,081
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	681	27,526
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	1,114	45,184
Live Nation Entertainment Inc.(a)	518	34,421
Lumen Technologies Inc.	9,230	114,267
Match Group Inc.(a)	684	95,664
Netflix Inc.(a)	676	359,896
News Corp., Class A, NVS	3,666	71,120
Omnicom Group Inc.	931	58,076
Pinterest Inc., Class A(a)	2,378	162,917
Roku Inc.(a)	288	112,041
Sirius XM Holdings Inc.(b)	6,403	40,083
Snap Inc., Class A, NVS(a)	3,258	172,479
T-Mobile U.S. Inc.(a)	2,029	255,816
Take-Two Interactive Software Inc.(a)	634	127,085
Twitter Inc.(a)	781	39,464
Verizon Communications Inc.	5,147	281,798
ViacomCBS Inc., Class B, NVS	4,182	202,827
Walt Disney Co. (The)(a)	1,802	303,042
Zillow Group Inc., Class A(a)	279	38,703
Zillow Group Inc., Class C, NVS(a)	595	77,624

		6,819,110

Consumer Discretionary — 13.1%
Advance Auto Parts Inc.	240	35,794
Amazon.com Inc.(a)	265	849,643
Aptiv PLC	313	41,817
Aramark	975	33,433
Autoliv Inc.	424	37,613
AutoZone Inc.(a)	55	61,510
Best Buy Co. Inc.	2,235	243,213
Booking Holdings Inc.(a)	174	338,313
BorgWarner Inc.	2,110	88,599
Burlington Stores Inc.(a)	150	37,335
CarMax Inc.(a)	340	40,045
Carnival Corp.	1,989	37,135
Carvana Co.(a)	301	78,618
Chewy Inc., Class A(a)	713	72,598
Chipotle Mexican Grill Inc.(a)	30	44,400

Security	Shares	Value

Consumer Discretionary (continued)
Darden Restaurants Inc.	322	$37,639
Dollar General Corp.	796	154,910
Dollar Tree Inc.(a)	587	59,674
Domino’s Pizza Inc.	128	47,457
DR Horton Inc.	2,623	201,446
DraftKings Inc., Class A(a)	741	40,096
eBay Inc.	789	44,586
Etsy Inc.(a)	562	111,889
Expedia Group Inc.	285	35,368
Ford Motor Co.	28,632	301,495
Garmin Ltd.	910	104,523
General Motors Co.	10,729	543,746
Genuine Parts Co.	355	33,327
Hasbro Inc.	363	34,057
Hilton Worldwide Holdings Inc.	315	31,938
Home Depot Inc. (The)	350	94,787
Las Vegas Sands Corp.	575	27,652
Lear Corp.	632	95,280
Lennar Corp., Class A	1,907	158,567
LKQ Corp.(a)	1,758	61,688
Lowe’s Companies Inc.	1,574	262,622
Lululemon Athletica Inc.(a)	687	225,803
Marriott International Inc./MD, Class A	262	30,473
McDonald’s Corp.	657	136,551
MercadoLibre Inc.(a)	160	284,722
MGM Resorts International	1,261	36,014
Mohawk Industries Inc.(a)	612	87,883
Newell Brands Inc.	3,585	86,112
Nike Inc., Class B	5,667	757,055
NVR Inc.(a)	18	80,037
O’Reilly Automotive Inc.(a)	120	51,056
Peloton Interactive Inc., Class A(a)	1,111	162,350
Pool Corp.	373	132,109
PulteGroup Inc.	2,829	123,061
Ross Stores Inc.	1,084	120,638
Royal Caribbean Cruises Ltd.	473	30,745
Starbucks Corp.	859	83,160
Target Corp.	4,062	735,913
Tesla Inc.(a)	1,652	1,310,912
TJX Companies Inc. (The)	655	41,946
Tractor Supply Co.	777	110,132
Ulta Beauty Inc.(a)	125	34,970
Vail Resorts Inc.	130	34,575
VF Corp.	385	29,595
Wayfair Inc., Class A(a)(b)	301	81,968
Whirlpool Corp.	561	103,835
Wynn Resorts Ltd.	357	35,532
Yum! Brands Inc.	301	30,548

		9,500,508

Consumer Staples — 5.4%
Altria Group Inc.	5,649	232,061
Archer-Daniels-Midland Co.	699	34,957
Brown-Forman Corp., Class B, NVS	1,195	85,646
Bunge Ltd.	585	38,282
Campbell Soup Co.	975	46,907
Church & Dwight Co. Inc.	750	63,323
Clorox Co. (The)	562	117,717
Coca-Cola Co. (The)	9,134	439,802
Colgate-Palmolive Co.	710	55,380
Conagra Brands Inc.	2,088	72,245

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Staples (continued)
Constellation Brands Inc., Class A	167	$35,225
Costco Wholesale Corp.	757	266,790
Estee Lauder Companies Inc. (The), Class A	133	31,474
General Mills Inc.	810	47,061
Hershey Co. (The)	1,121	163,038
Hormel Foods Corp.	2,050	96,063
JM Smucker Co. (The)	906	105,468
Kellogg Co.	1,019	60,060
Keurig Dr Pepper Inc.	1,101	35,012
Kimberly-Clark Corp.	1,781	235,270
Kraft Heinz Co. (The)	4,714	157,966
Kroger Co. (The)	6,776	233,772
Lamb Weston Holdings Inc.	489	36,528
McCormick & Co. Inc./MD, NVS	778	69,662
Molson Coors Beverage Co., Class B	2,120	106,339
Mondelez International Inc., Class A	1,278	70,852
Monster Beverage Corp.(a)	1,874	162,719
PepsiCo Inc.	994	135,751
Philip Morris International Inc.	517	41,179
Procter & Gamble Co. (The)	1,038	133,082
Sysco Corp.	451	32,251
Tyson Foods Inc., Class A	1,876	120,646
Walmart Inc.	815	114,499
Walgreens Boots Alliance Inc.	5,163	259,441

		3,936,468

Energy — 1.8%
Baker Hughes Co.	8,474	170,243
Cabot Oil & Gas Corp.	2,471	45,293
Cheniere Energy Inc.(a)	1,387	87,839
Chevron Corp.	393	33,483
ConocoPhillips	1,891	75,697
Devon Energy Corp.	2,392	39,372
EOG Resources Inc.	1,807	92,085
Exxon Mobil Corp.	5,550	248,862
Halliburton Co.	2,236	39,421
Hess Corp.	781	42,158
Kinder Morgan Inc./DE	5,460	76,877
Marathon Petroleum Corp.	838	36,168
Occidental Petroleum Corp.	2,727	54,704
ONEOK Inc.	1,053	41,941
Phillips 66	541	36,680
Pioneer Natural Resources Co.	374	45,216
Schlumberger Ltd.	1,637	36,358
Valero Energy Corp.	1,139	64,274
Williams Companies Inc. (The)	1,624	34,477

		1,301,148

Financials — 8.7%
Aflac Inc.	2,916	131,745
AGNC Investment Corp.	3,479	54,272
Alleghany Corp.	56	31,744
Allstate Corp. (The)	824	88,316
Ally Financial Inc.	2,196	83,097
American Express Co.	409	47,550
American Financial Group Inc./OH	417	39,256
American International Group Inc.	3,176	118,909
Ameriprise Financial Inc.	619	122,482
Annaly Capital Management Inc.	7,005	56,881
Aon PLC, Class A	1,238	251,438
Apollo Global Management Inc.	868	39,876

Security	Shares	Value

Financials (continued)
Arch Capital Group Ltd.(a)	1,001	$31,441
Arthur J Gallagher & Co.	769	88,750
Assurant Inc.	274	37,119
Athene Holding Ltd., Class A(a)	1,210	49,477
Bank of America Corp.	1,338	39,672
Bank of New York Mellon Corp. (The)	1,938	77,191
Berkshire Hathaway Inc., Class B(a)	354	80,666
Blackstone Group Inc. (The), Class A	838	56,305
Brown & Brown Inc.	1,936	83,422
Capital One Financial Corp.	1,370	142,836
Carlyle Group Inc. (The)	1,545	49,857
Cboe Global Markets Inc.	687	63,019
Charles Schwab Corp. (The)	814	41,954
Cincinnati Financial Corp.	453	38,093
Citigroup Inc.	5,576	323,352
Citizens Financial Group Inc.	2,039	74,301
CME Group Inc.	502	91,233
Discover Financial Services	449	37,509
Equitable Holdings Inc.	2,889	71,589
Erie Indemnity Co., Class A, NVS	322	78,278
Everest Re Group Ltd.	372	78,522
FactSet Research Systems Inc.	281	84,958
Fidelity National Financial Inc.	1,735	62,980
Fifth Third Bancorp	2,211	63,964
First Republic Bank/CA	309	44,802
Franklin Resources Inc.	2,156	56,681
Globe Life Inc.	704	63,635
Goldman Sachs Group Inc. (The)	741	200,937
Hartford Financial Services Group Inc. (The)	1,086	52,150
Huntington Bancshares Inc./OH	3,084	40,786
Intercontinental Exchange Inc.	935	103,177
Invesco Ltd.	3,482	71,694
JPMorgan Chase & Co.	386	49,667
KeyCorp.	2,294	38,677
KKR & Co. Inc.	1,027	40,002
Lincoln National Corp.	1,383	62,913
Loews Corp.	1,253	56,748
M&T Bank Corp.	293	38,814
Markel Corp.(a)	61	59,138
MarketAxess Holdings Inc.	298	161,146
Marsh & McLennan Companies Inc.	816	89,687
MetLife Inc.	2,573	123,890
Moody’s Corp.	192	51,122
Morgan Stanley	2,597	174,129
MSCI Inc.	216	85,385
Nasdaq Inc.	457	61,818
Northern Trust Corp.	478	42,633
PNC Financial Services Group Inc. (The)	295	42,338
Principal Financial Group Inc.	1,161	57,202
Progressive Corp. (The)	2,761	240,732
Prudential Financial Inc.	1,440	112,723
Raymond James Financial Inc.	536	53,562
Regions Financial Corp.	3,830	65,148
Reinsurance Group of America Inc.	385	40,444
RenaissanceRe Holdings Ltd.	408	61,380
S&P Global Inc.	154	48,818
SEI Investments Co.	1,345	71,083
State Street Corp.	633	44,310
SVB Financial Group(a)	246	107,694
Synchrony Financial	1,314	44,216

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financials (continued)
T Rowe Price Group Inc.	1,250	$195,600
Tradeweb Markets Inc., Class A	702	42,675
Travelers Companies Inc. (The)	580	79,054
Truist Financial Corp.	704	33,778
U.S. Bancorp	868	37,194
Voya Financial Inc.	1,210	67,107
Wells Fargo & Co.	5,169	154,450
Willis Towers Watson PLC	269	54,591
WR Berkley Corp.	587	36,476

		6,372,260

Health Care — 14.2%
10X Genomics Inc., Class A(a)	472	80,783
Abbott Laboratories	548	67,727
AbbVie Inc.	5,417	555,134
ABIOMED Inc.(a)	131	45,621
Agilent Technologies Inc.	1,170	140,599
Alexion Pharmaceuticals Inc.(a)	605	92,765
Align Technology Inc.(a)	238	125,040
Alnylam Pharmaceuticals Inc.(a)	289	43,489
AmerisourceBergen Corp.	588	61,270
Amgen Inc.	769	185,660
Anthem Inc.	598	177,594
Avantor Inc.(a)	2,278	67,178
Baxter International Inc.	936	71,913
Becton Dickinson and Co.	227	59,426
Biogen Inc.(a)	680	192,175
BioMarin Pharmaceutical Inc.(a)	698	57,780
Bio-Rad Laboratories Inc., Class A(a)	155	88,934
Boston Scientific Corp.(a)	892	31,612
Bristol-Myers Squibb Co.	3,869	237,673
Cardinal Health Inc.	1,186	63,724
Catalent Inc.(a)	633	72,827
Centene Corp.(a)	1,399	84,360
Cerner Corp.	515	41,257
Cigna Corp.	924	200,554
Cooper Companies Inc. (The)	169	61,523
CVS Health Corp.	3,599	257,868
Danaher Corp.	2,287	543,940
DaVita Inc.(a)	462	54,225
DENTSPLY SIRONA Inc.	827	44,236
DexCom Inc.(a)	104	38,984
Edwards Lifesciences Corp.(a)	951	78,534
Elanco Animal Health Inc.(a)	1,167	33,878
Eli Lilly & Co.	802	166,792
Exact Sciences Corp.(a)	313	42,931
Gilead Sciences Inc.	4,518	296,381
HCA Healthcare Inc.	219	35,583
Henry Schein Inc.(a)	704	46,358
Hologic Inc.(a)	949	75,664
Horizon Therapeutics PLC(a)	1,294	93,789
Humana Inc.	150	57,466
IDEXX Laboratories Inc.(a)	254	121,585
Illumina Inc.(a)	218	92,964
Incyte Corp.(a)	812	72,877
Insulet Corp.(a)(b)	125	33,397
Intuitive Surgical Inc.(a)	126	94,203
Ionis Pharmaceuticals Inc.(a)	896	53,823
IQVIA Holdings Inc.(a)	198	35,204
Jazz Pharmaceuticals PLC(a)	350	54,425
Johnson & Johnson	3,095	504,887

Security	Shares	Value

Health Care (continued)
Laboratory Corp. of America Holdings(a)	175	$40,059
Masimo Corp.(a)(b)	309	79,079
McKesson Corp.	533	92,993
Medtronic PLC	1,079	120,125
Merck & Co. Inc.	4,014	309,359
Mettler-Toledo International Inc.(a)	98	114,474
Moderna Inc.(a)	1,492	258,355
Molina Healthcare Inc.(a)	168	35,886
Neurocrine Biosciences Inc.(a)	525	57,619
Novocure Ltd.(a)	464	74,685
PerkinElmer Inc.	540	79,418
Perrigo Co. PLC	955	40,778
Pfizer Inc.	13,964	501,308
PPD Inc.(a)	1,268	40,779
Quest Diagnostics Inc.	324	41,845
Regeneron Pharmaceuticals Inc.(a)	512	257,966
ResMed Inc.	473	95,343
Royalty Pharma PLC, Class A	825	38,783
Sarepta Therapeutics Inc.(a)	256	22,886
Seagen Inc.(a)	448	73,593
STERIS PLC	186	34,802
Stryker Corp.	343	75,806
Teladoc Health Inc.(a)	445	117,404
Teleflex Inc.	92	34,742
Thermo Fisher Scientific Inc.	1,098	559,651
UnitedHealth Group Inc.	1,002	334,247
Universal Health Services Inc., Class B	401	49,997
Varian Medical Systems Inc.(a)	464	81,464
Veeva Systems Inc., Class A(a)	567	156,741
Vertex Pharmaceuticals Inc.(a)	658	150,735
Viatris Inc.(a)	5,648	95,960
Waters Corp.(a)	149	39,436
West Pharmaceutical Services Inc.	391	117,101
Zimmer Biomet Holdings Inc.	256	39,340
Zoetis Inc.	1,399	215,796

		10,315,167

Industrials — 9.0%
3M Co.	1,285	225,723
A O Smith Corp.	890	48,327
Allegion PLC	506	54,147
AMERCO	141	65,204
AMETEK Inc.	275	31,147
Boeing Co. (The)	163	31,653
Carrier Global Corp.	6,024	231,924
Caterpillar Inc.	197	36,019
CH Robinson Worldwide Inc.	1,233	105,495
Cintas Corp.	96	30,540
Copart Inc.(a)	779	85,495
CoStar Group Inc.(a)	101	90,871
CSX Corp.	387	33,187
Cummins Inc.	1,051	246,375
Deere & Co.	693	200,138
Delta Air Lines Inc.	945	35,872
Dover Corp.	300	34,947
Eaton Corp. PLC	1,124	132,295
Emerson Electric Co.	428	33,962
Equifax Inc.	232	41,090
Expeditors International of Washington Inc.	804	71,974
Fastenal Co.	2,006	91,454
FedEx Corp.	1,503	353,716

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrials (continued)
Fortive Corp.	467	$30,859
Fortune Brands Home & Security Inc.	685	59,081
Generac Holdings Inc.(a)	422	103,989
General Dynamics Corp.	464	68,060
General Electric Co.	10,513	112,279
HEICO Corp.	97	11,421
HEICO Corp., Class A	190	20,199
Honeywell International Inc.	1,620	316,499
Howmet Aerospace Inc.	1,539	37,829
Huntington Ingalls Industries Inc.	345	54,279
IDEX Corp.	177	32,956
IHS Markit Ltd.	862	75,063
Illinois Tool Works Inc.	911	176,925
Ingersoll Rand Inc.(a)	747	31,254
Jacobs Engineering Group Inc.	335	33,822
JB Hunt Transport Services Inc.	263	35,416
Johnson Controls International PLC	2,424	120,764
Kansas City Southern	190	38,507
Knight-Swift Transportation Holdings Inc.	1,393	55,720
L3Harris Technologies Inc.	588	100,848
Lennox International Inc.	117	32,232
Lockheed Martin Corp.	217	69,835
Masco Corp.	616	33,455
Nordson Corp.	174	31,144
Norfolk Southern Corp.	152	35,966
Northrop Grumman Corp.	261	74,805
Old Dominion Freight Line Inc.	540	104,760
Otis Worldwide Corp.	597	38,596
Owens Corning	888	68,909
PACCAR Inc.	1,213	110,650
Parker-Hannifin Corp.	140	37,045
Pentair PLC	786	42,806
Raytheon Technologies Corp.	2,451	163,555
Republic Services Inc.	1,346	121,840
Robert Half International Inc.	791	53,392
Rockwell Automation Inc.	308	76,547
Rollins Inc.	2,183	78,632
Roper Technologies Inc.	82	32,219
Sensata Technologies Holding PLC(a)	811	44,199
Snap-on Inc.	283	50,937
Southwest Airlines Co.	1,187	52,157
Stanley Black & Decker Inc.	184	31,922
Sunrun Inc.(a)	1,093	75,712
Teledyne Technologies Inc.(a)	93	33,202
Textron Inc.	1,368	61,916
Trane Technologies PLC	736	105,506
TransDigm Group Inc.(a)	57	31,537
TransUnion	334	29,071
Uber Technologies Inc.(a)	670	34,123
Union Pacific Corp.	175	34,557
United Parcel Service Inc., Class B	1,884	292,020
United Rentals Inc.(a)	470	114,215
Verisk Analytics Inc.	308	56,518
Waste Connections Inc.	1,176	115,848
Waste Management Inc.	1,184	131,803
Westinghouse Air Brake Technologies Corp.	925	68,644
WW Grainger Inc.	174	63,404
XPO Logistics Inc.(a)	336	37,098
Xylem Inc./NY	368	35,545

		6,533,647

Security	Shares	Value

Information Technology — 28.5%
Accenture PLC, Class A	1,263	$305,545
Adobe Inc.(a)	1,780	816,611
Advanced Micro Devices Inc.(a)	2,702	231,399
Akamai Technologies Inc.(a)	769	85,382
Amphenol Corp., Class A	664	82,920
Analog Devices Inc.	254	37,422
ANSYS Inc.(a)	231	81,859
Apple Inc.	11,242	1,483,494
Applied Materials Inc.	3,674	355,202
Arista Networks Inc.(a)	216	66,433
Arrow Electronics Inc.(a)	793	77,421
Autodesk Inc.(a)	724	200,859
Automatic Data Processing Inc.	980	161,818
Avalara Inc.(a)	468	70,200
Black Knight Inc.(a)	1,345	109,873
Booz Allen Hamilton Holding Corp.	658	56,042
Broadcom Inc.	132	59,466
Broadridge Financial Solutions Inc.	428	60,481
Cadence Design Systems Inc.(a)	1,187	154,773
CDW Corp./DE	240	31,598
Ceridian HCM Holding Inc.(a)	662	61,506
Cisco Systems Inc.	12,820	571,516
Citrix Systems Inc.	831	110,781
Cloudflare Inc., Class A(a)	1,159	88,849
Cognex Corp.	498	40,901
Cognizant Technology Solutions Corp., Class A	1,990	155,120
Corning Inc.	3,524	126,406
Coupa Software Inc.(a)(b)	246	76,228
Crowdstrike Holdings Inc., Class A(a)	771	166,382
Datadog Inc., Class A(a)	1,005	103,264
Dell Technologies Inc., Class C(a)	1,283	93,518
DocuSign Inc.(a)	860	200,285
Dropbox Inc., Class A(a)	1,927	43,608
Dynatrace Inc.(a)	1,301	54,005
Enphase Energy Inc.(a)	696	126,916
EPAM Systems Inc.(a)	240	82,663
F5 Networks Inc.(a)	376	73,677
Fair Isaac Corp.(a)	104	46,811
Fidelity National Information Services Inc.	1,577	194,696
Fiserv Inc.(a)	838	86,054
FleetCor Technologies Inc.(a)	197	47,822
Fortinet Inc.(a)	477	69,046
Gartner Inc.(a)	218	33,116
Global Payments Inc.	177	31,244
GoDaddy Inc., Class A(a)	483	37,954
Guidewire Software Inc.(a)	351	40,274
Hewlett Packard Enterprise Co.	11,812	145,760
HP Inc.	8,763	213,291
HubSpot Inc.(a)	200	74,440
Intel Corp.	24,691	1,370,597
International Business Machines Corp.	3,878	461,909
Intuit Inc.	410	148,104
IPG Photonics Corp.(a)	180	40,217
Jack Henry & Associates Inc.	651	94,258
Juniper Networks Inc.	3,427	83,687
Keysight Technologies Inc.(a)	767	108,600
KLA Corp.	319	89,342
Lam Research Corp.	642	310,696
Leidos Holdings Inc.	525	55,681
Marvell Technology Group Ltd.	1,961	100,913

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Information Technology (continued)
Mastercard Inc., Class A	1,478	$467,477
Maxim Integrated Products Inc.	738	64,730
Microchip Technology Inc.	260	35,389
Micron Technology Inc.(a)	7,782	609,097
Microsoft Corp.	6,739	1,563,179
MongoDB Inc.(a)	239	88,337
Monolithic Power Systems Inc.	240	85,270
Motorola Solutions Inc.	592	99,190
NetApp Inc.	1,165	77,403
NortonLifeLock Inc.	2,452	51,664
NVIDIA Corp.	1,501	779,905
NXP Semiconductors NV	1,184	189,996
Okta Inc.(a)	369	95,575
ON Semiconductor Corp.(a)	2,564	88,432
Oracle Corp.	1,712	103,456
Palo Alto Networks Inc.(a)	171	59,978
Paychex Inc.	1,707	149,055
Paycom Software Inc.(a)	224	85,062
PayPal Holdings Inc.(a)	3,000	702,930
PTC Inc.(a)	354	47,050
Qorvo Inc.(a)	834	142,514
QUALCOMM Inc.	2,451	383,042
RingCentral Inc., Class A(a)	120	44,750
salesforce.com Inc.(a)	1,842	415,482
Seagate Technology PLC	1,614	106,718
ServiceNow Inc.(a)	547	297,109
Skyworks Solutions Inc.	1,045	176,866
Slack Technologies Inc., Class A(a)	1,323	55,791
Snowflake Inc., Class A(a)	130	35,419
SolarEdge Technologies Inc.(a)	306	88,229
Splunk Inc.(a)	432	71,293
Square Inc., Class A(a)	1,275	275,349
SS&C Technologies Holdings Inc.	862	54,203
Synopsys Inc.(a)	495	126,448
TE Connectivity Ltd.	1,003	120,761
Teradyne Inc.	771	87,493
Texas Instruments Inc.	1,591	263,613
Trade Desk Inc. (The), Class A(a)	144	110,303
Trimble Inc.(a)(b)	607	40,007
Twilio Inc., Class A(a)	527	189,420
Tyler Technologies Inc.(a)	339	143,326
VeriSign Inc.(a)	294	57,057
Visa Inc., Class A	2,530	488,922
VMware Inc., Class A(a)	220	30,327
Western Digital Corp.	2,468	139,269
Western Union Co. (The)	4,048	90,149
Workday Inc., Class A(a)	147	33,447
Xilinx Inc.	497	64,893
Zebra Technologies Corp., Class A(a)	101	39,171
Zendesk Inc.(a)	496	71,543
Zoom Video Communications Inc., Class A(a)	992	369,093
Zscaler Inc.(a)	542	108,237

		20,752,354

Materials — 3.1%
Air Products & Chemicals Inc.	515	137,381
Albemarle Corp.	493	80,191
Amcor PLC	4,314	47,195
Avery Dennison Corp.	373	56,274
Axalta Coating Systems Ltd.(a)	1,127	30,418
Ball Corp.	1,028	90,485

Security	Shares	Value

Materials (continued)
Celanese Corp.	257	$31,393
CF Industries Holdings Inc.	1,099	45,477
Corteva Inc.	2,424	96,621
Crown Holdings Inc.(a)	342	30,831
Dow Inc.	608	31,555
DuPont de Nemours Inc.(b)	564	44,810
Eastman Chemical Co.	714	70,222
Ecolab Inc.	767	156,859
FMC Corp.	294	31,837
Freeport-McMoRan Inc.	5,216	140,363
International Flavors & Fragrances Inc.(b)	297	33,377
International Paper Co.	1,576	79,289
Linde PLC	153	37,546
LyondellBasell Industries NV, Class A	1,416	121,436
Martin Marietta Materials Inc.	130	37,363
Mosaic Co. (The)	3,107	80,658
Newmont Corp.	3,344	199,302
Nucor Corp.	1,462	71,243
Packaging Corp. of America	392	52,708
PPG Industries Inc.	506	68,163
RPM International Inc.	382	31,504
Sealed Air Corp.	813	34,366
Sherwin-Williams Co. (The)	150	103,770
Steel Dynamics Inc.	1,720	58,944
Vulcan Materials Co.	248	36,987
Westrock Co.	1,934	80,126

		2,248,694

Real Estate — 3.0%
Alexandria Real Estate Equities Inc.	211	35,260
American Tower Corp.	377	85,715
AvalonBay Communities Inc.	412	67,432
Boston Properties Inc.	342	31,214
Camden Property Trust	361	36,876
CBRE Group Inc., Class A(a)	2,746	167,451
Crown Castle International Corp.	476	75,808
Digital Realty Trust Inc.	238	34,260
Duke Realty Corp.	1,484	58,707
Equinix Inc.	56	41,438
Equity LifeStyle Properties Inc.	523	31,819
Equity Residential	1,120	69,037
Essex Property Trust Inc.	133	31,868
Extra Space Storage Inc.	526	59,854
Healthpeak Properties Inc.	1,209	35,847
Host Hotels & Resorts Inc.	9,479	128,440
Invitation Homes Inc.	1,171	34,521
Iron Mountain Inc.	1,983	66,768
Medical Properties Trust Inc.	1,808	38,167
Mid-America Apartment Communities Inc.	275	36,506
Omega Healthcare Investors Inc.	1,055	38,212
Prologis Inc.	1,453	149,950
Public Storage	1,162	264,494
Realty Income Corp.	1,034	61,068
Regency Centers Corp.	728	34,347
SBA Communications Corp.	150	40,300
Simon Property Group Inc.	1,229	114,211
Sun Communities Inc.	267	38,216
UDR Inc.	875	33,644
Ventas Inc.	713	32,848
VEREIT Inc.	989	34,842
VICI Properties Inc.	1,392	35,190

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate (continued)
Vornado Realty Trust	935	$37,176
Welltower Inc.	535	32,421
Weyerhaeuser Co.	1,213	37,833
WP Carey Inc.	475	31,540

		2,183,280

Utilities — 3.6%
AES Corp. (The)	1,593	38,853
Alliant Energy Corp.	827	40,234
Ameren Corp.	399	29,015
American Electric Power Co. Inc.	803	64,971
American Water Works Co. Inc.	280	44,526
Atmos Energy Corp.	2,722	242,258
CenterPoint Energy Inc.	1,431	30,180
CMS Energy Corp.	793	45,106
Consolidated Edison Inc.	1,343	95,057
Dominion Energy Inc.	810	59,041
DTE Energy Co.	245	29,086
Duke Energy Corp.	1,187	111,578
Edison International	524	30,476
Entergy Corp.	278	26,502
Essential Utilities Inc.	802	37,133
Evergy Inc.	1,135	60,984
Eversource Energy	625	54,687
Exelon Corp.	4,372	181,700
FirstEnergy Corp.	1,211	37,250
NextEra Energy Inc.	5,028	406,614
NiSource Inc.	1,278	28,308
NRG Energy Inc.	1,702	70,480
OGE Energy Corp.	5,102	155,713
PG&E Corp.(a)	7,057	80,661
Pinnacle West Capital Corp.	416	31,304
PPL Corp.	3,023	83,646
Public Service Enterprise Group Inc.	601	33,914

Security	Shares	Value

Utilities (continued)
Sempra Energy	253	$31,311
Southern Co. (The)	1,978	116,544
UGI Corp.	1,430	51,466
Vistra Corp.	4,013	80,140
WEC Energy Group Inc.	917	81,521
Xcel Energy Inc.	1,641	105,008

		2,615,267

Total Common Stocks — 99.8% (Cost: $60,648,861)		72,577,903

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	533,850	534,170
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	62,000	62,000

		596,170

Total Short-Term Investments — 0.8% (Cost: $595,952)		596,170

Total Investments In Securities — 100.6% (Cost: $61,244,813)		73,174,073

Other Assets, Less Liabilities — (0.6)%		(465,436)

Net Assets — 100.0%		$72,708,637

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$677,741	$—	$(143,298	)(a)	$(57)	$(216)	$534,170	533,850	$1,071	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	132,000	—	(70,000	)(a)	—	—	62,000	62,000	56		—

					$(57)	$(216)	$596,170		$1,127		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock U.S. Equity Factor Rotation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$72,577,903	$—	$—	$72,577,903
Money Market Funds	596,170	—	—	596,170

	$73,174,073	$—	$—	$73,174,073

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Statements of Assets and Liabilities (unaudited)

January 31, 2021

	BlackRock Future Health ETF	BlackRock Future Innovators ETF	BlackRock Future Tech ETF	BlackRock U.S. Equity Factor Rotation ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,980,534	$11,202,881	$11,367,698	$72,577,903
Affiliated(c)	464,606	10,000	1,235,645	596,170
Cash	2,114	1,273	37,419	3,006
Foreign currency, at value(d)	—	—	29,113	—
Receivables:
Investments sold	23,253	79,522	667	—
Securities lending income — Affiliated	51	50	872	74
Capital shares sold	—	39,404	33,569	—
Dividends	168	440	732	80,794
Tax reclaims	9	—	6	—

Total assets	7,470,735	11,333,570	12,705,721	73,257,947

LIABILITIES
Collateral on securities loaned, at value	334,606	—	835,645	534,437
Payables:
Investments purchased	9,540	48,134	244,077	—
Investment advisory fees	5,261	6,368	6,716	14,873

Total liabilities	349,407	54,502	1,086,438	549,310

NET ASSETS	$7,121,328	$11,279,068	$11,619,283	$72,708,637

NET ASSETS CONSIST OF:
Paid-in capital	$6,041,627	$9,045,024	$8,997,213	$55,002,199
Accumulated earnings	1,079,701	2,234,044	2,622,070	17,706,438

NET ASSETS	$7,121,328	$11,279,068	$11,619,283	$72,708,637

Shares outstanding	240,000	230,000	320,000	2,300,000

Net asset value	$29.67	$49.04	$36.31	$31.61

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$323,734	$—	$805,591	$505,997
(b) Investments, at cost — Unaffiliated	$5,913,864	$9,429,278	$8,790,786	$60,648,861
(c) Investments, at cost — Affiliated	$464,606	$10,000	$1,235,645	$595,952
(d) Foreign currency, at cost	$—	$—	$29,106	$—

See notes to financial statements.

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2021

	BlackRock Future Health ETF (a)	BlackRock Future Innovators ETF (a)	BlackRock Future Tech ETF (a)	BlackRock U.S. Equity Factor Rotation ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,014	$8,115	$3,151	$799,680
Dividends — Affiliated	31	3	8	56
Securities lending income — Affiliated — net	50	135	884	1,071
Foreign taxes withheld	(104)	—	(206)	(282)

Total investment income	1,991	8,253	3,837	800,525

EXPENSES
Investment advisory fees	19,489	20,723	22,614	134,372

Total expenses	19,489	20,723	22,614	134,372

Less:
Investment advisory fees waived	(42)	(7)	(29)	(44,791)

Total expenses after fees waived	19,447	20,716	22,585	89,581

Net investment income (loss)	(17,456)	(12,463)	(18,748)	710,944

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	30,749	474,057	65,396	2,655,072
Investments — Affiliated	—	—	—	(57)
In-kind redemptions — Unaffiliated	—	—	—	8,640,773
Foreign currency transactions	(260)	(1,156)	(2,416)	—

Net realized gain	30,489	472,901	62,980	11,295,788

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,066,670	1,773,603	2,576,912	2,910,709
Investments — Affiliated	—	—	—	(216)
Foreign currency translations	(2)	3	926	—

Net change in unrealized appreciation (depreciation)	1,066,668	1,773,606	2,577,838	2,910,493

Net realized and unrealized gain	1,097,157	2,246,507	2,640,818	14,206,281

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,079,701	$2,234,044	$2,622,070	$14,917,225

(a)	For the period from September 29, 2020 (commencement of operations) to January 31, 2021.

See notes to financial statements.

F I N A N C I A L S T A T E M E NT S	27

Statements of Changes in Net Assets

	BlackRock Future Health ETF		BlackRock Future Innovators ETF		BlackRock Future Tech ETF
	Period From 09/29/20 to 01/31/21 (unaudited	(a) )	Period From 09/29/20 to 01/31/21 (unaudited	(a) )	Period From 09/29/20 to 01/31/21 (unaudited	(a) )

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(17,456)		$(12,463)		$(18,748)
Net realized gain	30,489		472,901		62,980
Net change in unrealized appreciation (depreciation)	1,066,668		1,773,606		2,577,838

Net increase in net assets resulting from operations	1,079,701		2,234,044		2,622,070

DISTRIBUTIONS TO SHAREHOLDERS
Decrease in net assets resulting from distributions to shareholders	—		—		—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	6,041,627		9,045,024		8,997,213

NET ASSETS
Total increase in net assets	7,121,328		11,279,068		11,619,283
Beginning of period	—		—		—

End of period	$7,121,328		$11,279,068		$11,619,283

(a)	Commencement of operations.

See notes to financial statements.

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock U.S. Equity Factor Rotation ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$710,944	$1,358,176
Net realized gain (loss)	11,295,788	(1,973,552)
Net change in unrealized appreciation (depreciation)	2,910,493	7,774,743

Net increase in net assets resulting from operations	14,917,225	7,159,367

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(810,907)	(1,213,492)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(31,389,506)	62,831,748

NET ASSETS
Total increase (decrease) in net assets	(17,283,188)	68,777,623
Beginning of period	89,991,825	21,214,202

End of period	$72,708,637	$89,991,825

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E NT S	29

Financial Highlights

(For a share outstanding throughout the period)

	BlackRock Future Health ETF
	Period From 09/29/20 to 01/31/21 (unaudited	(a) )

Net asset value, beginning of period	$25.13

Net investment loss(b)	(0.07)
Net realized and unrealized gain(c)	4.61

Net increase from investment operations	4.54

Net asset value, end of period	$29.67

Total Return
Based on net asset value	18.03	%(d)

Ratios to Average Net Assets
Total expenses	0.85	%(e)

Total expenses after fees waived	0.85	%(e)

Net investment loss	(0.76	)%(e)

Supplemental Data
Net assets, end of period (000)	$7,121

Portfolio turnover rate(f)	15	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

	BlackRock Future Innovators ETF
	Period From 09/29/20 to 01/31/21 (unaudited	(a) )

Net asset value, beginning of period	$35.18

Net investment loss(b)	(0.07)
Net realized and unrealized gain(c)	13.93

Net increase from investment operations	13.86

Net asset value, end of period	$49.04

Total Return
Based on net asset value	39.40	%(d)

Ratios to Average Net Assets
Total expenses	0.80	%(e)

Total expenses after fees waived	0.80	%(e)

Net investment loss	(0.48	)%(e)

Supplemental Data
Net assets, end of period (000)	$11,279

Portfolio turnover rate(f)	29	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout the period)

	BlackRock Future Tech ETF
	Period From 09/29/20 to 01/31/21 (unaudited	(a) )

Net asset value, beginning of period	$25.25

Net investment loss(b)	(0.08)
Net realized and unrealized gain(c)	11.14

Net increase from investment operations	11.06

Net asset value, end of period	$36.31

Total Return
Based on net asset value	43.80	%(d)

Ratios to Average Net Assets
Total expenses	0.88	%(e)

Total expenses after fees waived	0.88	%(e)

Net investment loss	(0.73	)%(e)

Supplemental Data
Net assets, end of period (000)	$11,619

Portfolio turnover rate(f)	12	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock U.S. Equity Factor Rotation ETF
	Six Months Ended 01/31/21 (unaudited	)	Year Ended 07/31/20	Period From 03/19/19 to 07/31/19	(a)

Net asset value, beginning of period	$27.27		$26.52	$25.00

Net investment income(b)	0.24		0.52	0.16
Net realized and unrealized gain(c)	4.37		0.67	1.48

Net increase from investment operations	4.61		1.19	1.64

Distributions(d)
From net investment income	(0.27)		(0.44)	(0.12)

Total distributions	(0.27)		(0.44)	(0.12)

Net asset value, end of period	$31.61		$27.27	$26.52

Total Return
Based on net asset value	16.99	%(e)	4.61%	6.59	%(e)

Ratios to Average Net Assets
Total expenses	0.30	%(f)	0.30%	0.30	%(f)

Total expenses after fees waived	0.20	%(f)	0.20%	0.20	%(f)

Net investment income	1.59	%(f)	1.97%	1.74	%(f)

Supplemental Data
Net assets, end of period (000)	$72,709		$89,992	$21,214

Portfolio turnover rate(g)	59	%(e)	175%	42	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

BlackRock ETF	Diversification Classification

Future Health(a)	Non-diversified

Future Innovators(a)	Non-diversified

Future Tech(a)	Non-diversified

U.S. Equity Factor Rotation	Non-diversified

(a)	The Fund commenced operations on September 29, 2020.

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

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Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.

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Notes to Financial Statements (unaudited) (continued)

The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of January 31, 2021:

BlackRock ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Future Health
BofA Securities, Inc.	$69,169	$69,169		$—	$—
Citigroup Global Markets Inc.	66,168	66,168		—	—
Nomura Securities International Inc.	41,744	41,744		—	—
TD Prime Services LLC	17,575	17,575		—	—
UBS AG	129,078	129,078		—	—

	$323,734	$323,734		$—	$—

Future Tech
BofA Securities, Inc.	$165,348	$165,348		$—	$—
Citigroup Global Markets Inc.	329,524	329,524		—	—
Credit Suisse Securities (USA) LLC	46,900	46,900		—	—
Goldman Sachs & Co.	149,427	149,427		—	—
TD Prime Services LLC	114,392	114,392		—	—

	$805,591	$805,591		$—	$—

U.S. Equity Factor Rotation
Barclays Capital Inc.	$164,041	$164,041		$—	$—
BNP Paribas Securities Corp.	77,892	77,892		—	—
Citigroup Global Markets Inc.	32,863	32,863		—	—
Goldman Sachs & Co.	9,889	9,889		—	—
HSBC Bank PLC	77,032	77,032		—	—
JPMorgan Securities LLC	29,284	29,284		—	—
Morgan Stanley & Co. LLC	11,093	11,093		—	—
UBS AG	75,298	75,298		—	—
Virtu Americas LLC	28,605	28,605		—	—

	$505,997	$505,997		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the BlackRock Future Health ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Investment Advisory Fee

First $1 billion	0.85%

Over $1 billion, up to and including $3 billion	0.80

Over $3 billion, up to and including $5 billion	0.77

Over $5 billion, up to and including $10 billion	0.74

Over $10 billion	0.72

For its investment advisory services to the BlackRock Future Innovators ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Investment Advisory Fee

First $1 billion	0.80%

Over $1 billion, up to and including $3 billion	0.75

Over $3 billion, up to and including $5 billion	0.72

Over $5 billion, up to and including $10 billion	0.70

Over $10 billion	0.68

For its investment advisory services to the BlackRock Future Tech ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Investment Advisory Fee

First $1 billion	0.88%

Over $1 billion, up to and including $3 billion	0.83

Over $3 billion, up to and including $5 billion	0.79

Over $5 billion, up to and including $10 billion	0.77

Over $10 billion	0.75

For its investment advisory services to the BlackRock U.S. Equity Factor Rotation ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Investment Advisory Fee

First $1 billion	0.30%

Over $1 billion, up to and including $3 billion	0.28

Over $3 billion, up to and including $5 billion	0.27

Over $5 billion, up to and including $10 billion	0.26

Over $10 billion	0.25

Expense Waivers: BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through November 30, 2021.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

BlackRock ETF	Amounts waived

Future Health	$42

Future Innovators	7

Future Tech	29

U.S. Equity Factor Rotation	3

BFA has voluntarily agreed to waive its management fee payable by the BlackRock U.S. Equity Factor Rotation ETF to limit the annual management fee paid by the Fund to 0.20%. BFA may also from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

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Notes to Financial Statements (unaudited) (continued)

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

BlackRock ETF	Amounts waived

U.S. Equity Factor Rotation	$44,788

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of the BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the BFA or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of BlackRock Future Health ETF, BlackRock Future Innovators ETF and BlackRock U.S. Equity Factor Rotation ETF (the “Group 1 Fund”), retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, the BlackRock Future Tech ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) the Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2021, each Group 1 Fund retained 75% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) the Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

BlackRock ETF	Fees Paid to BTC

Future Health	$21

Future Innovators	49

Future Tech	216

U.S. Equity Factor Rotation	412

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

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Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

BlackRock ETF	Purchases	Sales	Net Realized Gain (Loss)

U.S. Equity Factor Rotation	$4,666,763	$7,895,873	$500,686

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

6.	PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

BlackRock ETF	Purchases	Sales

Future Health	$951,401	$973,404

Future Innovators	2,262,848	2,321,877

Future Tech	2,667,838	934,441

U.S. Equity Factor Rotation	50,675,113	51,929,129

For the six months ended January 31, 2021, purchases and sales related to in-kind transactions were as follows:

BlackRock ETF	In-kind Purchases	In-kind Sales

Future Health	$5,908,522	$—

Future Innovators	9,014,250	—

Future Tech	6,995,843	—

U.S. Equity Factor Rotation	—	30,161,082

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2020, the U.S. Equity Factor Rotation had non-expiring capital loss carryforwards available to offset future realized capital gains of $2,957,755.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

BlackRock ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Future Health	$6,378,470	$1,230,091	$(163,421)	$1,066,670

Future Innovators	9,439,278	1,889,667	(116,064)	1,773,603

Future Tech	10,026,431	2,639,777	(62,865)	2,576,912

U.S. Equity Factor Rotation	63,892,208	12,478,832	(3,196,967)	9,281,865

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 01/31/21

BlackRock ETF	Shares	Amount

Future Health
Shares sold	240,000	$6,041,627

Future Innovators
Shares sold	230,000	$9,045,024

Future Tech
Shares sold	320,000	$8,997,213

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/21		Year Ended 07/31/20

BlackRock ETF	Shares	Amount	Shares	Amount

U.S. Equity Factor Rotation
Shares sold	—	$—	3,300,000	$84,056,705
Shares redeemed	(1,000,000)	(31,389,506)	(800,000)	(21,224,957)

Net increase (decrease)	(1,000,000)	$(31,389,506)	2,500,000	$62,831,748

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

As of January 31, 2021, BlackRock Financial Management, Inc., an affiliate of the Funds, owned 110,000 BlackRock Shares of BlackRock Future Health ETF.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Board Review and Approval of Investment Advisory Contract

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on May 11-13, 2020 (the “Organizational Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Future Health ETF (the “Future Health ETF”), BlackRock Future Innovators ETF (the “Future Innovators ETF”) and BlackRock Future Tech ETF (the “Future Tech ETF” and, together with the Future Health ETF and the Future Innovators ETF, the “Funds” and, each individually, a “Fund”), each a series of the Trust, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Trust’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.

Activities and Composition of the Board

On the date of the Organizational Meeting, the Board consisted of fourteen individuals, twelve of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Trust is required to consider the initial approval of the Agreement. In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.

Board Considerations in Approving the Agreement

The Approval Process: At the Organizational Meeting, the Board reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Funds, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of each Funds as compared with a peer group of funds and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for each Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding each Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for each Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the Funds’ portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Funds. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Funds, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Funds under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Funds was consistent with each Fund’s operational requirements, including, in addition to seeking to meet the pertinent Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Funds. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

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Board Review and Approval of Investment Advisory Contract (continued)

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Funds. The Board considered that BlackRock and its affiliates will provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the pertinent Fund. In particular, BlackRock and its affiliates will provide the Funds with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Funds because the Funds was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds

In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board noted that each Fund’s contractual management fee rate and estimated total expense ratio each ranked in the fourth quartile, and that the estimated actual management fee rate ranked in the fourth quartile relative to the pertinent Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of each Fund’s Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that are generally relevant comparisons for each Fund. The Board noted that the total expense ratio for each of the Future Health ETF and Future Tech ETF ranked second out of four funds relative to the supplemental peer group. The Board noted that the total expense ratio for the Future Innovator ETF ranked fifth out of eight funds relative to the supplemental peer group.

The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of a Fund were to decrease, the Fund could lose the benefit of one or more breakpoints.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Funds had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Funds. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board.

E. Other Factors Deemed Relevant by the Board Members

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	43

Board Review and Approval of Investment Advisory Contract (continued)

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board Members present at the Organizational Meeting, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to each Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Future Health ETF, BlackRock Future Innovators ETF, BlackRock Future Tech ETF and BlackRock U.S. Equity Factor Rotation ETF (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs that redeem in-kind generally do not hold more than de minimis amounts of cash, and that ETFs generally do not borrow.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	45

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

BlackRock ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

U.S. Equity Factor Rotation(a)	$0.235436	$—	$0.030368	$0.265804	89%	—%	11%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

A D D I T I O N A L I N F O R M A T I O N	47

Additional Information (continued)

Fund and Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

Boston, MA, 02111

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	49

Want to know more?

blackrock.com    |    (800) 441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

USEFR-1/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

2

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: April 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: April 5, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: April 5, 2021

4